Offerings - Offering: 1	Jun. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	6,300,000
Proposed Maximum Offering Price per Unit	115.30
Maximum Aggregate Offering Price	$ 726,390,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 100,314.46
Offering Note	In accordance with Securities Act Rule 416, this registration statement covers any additional securities to be offered or issued from stock splits, stock dividends or similar transactions or in accordance with anti-dilution adjustments. The proposed maximum offering price per unit is estimated solely for purposes of calculating the registration fee under Securities Act Rules 457(c) and 457(h). The proposed maximum offer price per share, proposed maximum aggregate offering price and the amount of the registration fee are based on the average of the high and low prices of the registrant's shares of common stock on June 29, 2026, as reported on the Nasdaq Global Select Market. The security type represents shares of the registrant's common stock issuable under the lululemon athletica inc. 2023 Equity Incentive Plan.